Disposals and impairment - Summary of financial information relating to the sale of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	$ 213,135	$ 210,866	[1]
Current assets	82,059	71,310
Non-current liabilities	(120,891)	(112,391)	[1]
Current liabilities	(73,595)	(68,237)	[1]
Net assets	100,708	101,548	[1]		$ 101,218
Recycling of foreign exchange on disposal	(37)	(368)		$ (83)
Proceeds from the sale of businesses, net of cash disposed	1,701	1,911		478
Disposal Group, Disposed of by Sale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	1,653	3,274		735
Current assets	507	173		57
Non-current liabilities	(257)	(250)		(173)
Current liabilities	(108)	(97)		(86)
Net assets	1,795	3,100		533
Recycling of foreign exchange on disposal	880	0		0
Costs on disposal	190	3		3
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	2,865	3,103		536
Gains (losses) on sale of businesses	(1,190)	(221)		44
Total consideration	1,675	2,882		580
Non-cash consideration	(938)	(282)		(216)
Consideration received (receivable)	964	(689)		114
Proceeds from the sale of businesses, net of cash disposed	1,701	1,911		478
Cash and cash equivalents disposed of	30	$ 15		$ 25
BP Exploration (Alaska) | Disposal Group, Disposed of by Sale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Consideration received (receivable)	$ 633

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.